Critical Accounting Estimates and Judgements (Details) € in Thousands, $ in Thousands	Jun. 30, 2026 EUR (€)	Mar. 31, 2026 EUR (€)	Dec. 31, 2025 EUR (€)	Jun. 30, 2025 EUR (€)	Mar. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Sep. 30, 2021 EUR (€)	Sep. 30, 2021 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income	€ 28,154		€ 38,946
Cash and cash equivalents	117,125	€ 81,088	92,413	€ 119,765	€ 132,414	€ 149,408
Eli Lilly and Company
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred income	€ 28,154		€ 38,946				€ 2,047	$ 2,429